DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Tables)	12 Months Ended
Dec. 31, 2011
DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED.
Schedule of the effect of the adjustments on the company's balance sheet due to retrospectively adoption of ASU No. 2010-26

	As of December 31, 2011
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Assets:
Deferred policy acquisition costs and value of business acquired	$4,036,757	$3,248,041	$(788,716)
Total Assets	$52,932,085	$52,143,369	$(788,716)
Liabilities:
Deferred income taxes	$1,540,397	$1,260,629	$(279,768)
Total liabilities	$48,712,370	$48,432,602	$(279,768)
Equity:
Retained earnings	$2,719,492	$2,191,319	$(528,173)
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	1,074,878	1,094,103	19,225
Total Equity	$4,219,715	$3,710,767	$(508,948)
Total liabilities and shareowners' equity	$52,932,085	$52,143,369	$(788,716)

	As of December 31, 2010
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Assets:
Deferred policy acquisition costs and value of business acquired	$3,851,743	$3,092,580	$(759,163)
Total Assets	$47,562,786	$46,803,623	$(759,163)
Liabilities:
Deferred income taxes	$1,022,130	$752,866	$(269,264)
Total liabilities	$44,232,683	$43,963,419	$(269,264)
Equity:
Retained earnings	$2,432,925	$1,928,430	$(504,495)
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	362,321	376,917	14,596
Total Equity	$3,330,103	$2,840,204	$(489,899)
Total liabilities and shareowners' equity	$47,562,786	$46,803,623	$(759,163)

Schedule of the effect of the adjustments on the company's income statement due to retrospectively adoption of ASU No. 2010-26

	For The Year Ended December 31, 2011
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$315,923	$264,993	$(50,930)
Other operating expenses	509,594	597,200	87,606
Total benefits and expenses	3,058,990	3,095,666	36,676
Income before income tax	507,152	470,476	(36,676)
Income tax (benefit) expense	167,837	154,839	(12,998)
Net income	$339,315	$315,637	$(23,678)
Less: Net loss attributable to noncontrolling interests	245	245	—
Net Income available to PLC's common shareowners	$339,070	$315,392	$(23,678)
Net income available to PLC's common shareowners—basic	$3.98	$3.70	$(0.28)
Net income available to PLC's common shareowners—diluted	$3.92	$3.65	$(0.27)

	For The Year Ended December 31, 2010
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$209,722	$164,963	$(44,759)
Other operating expenses	409,741	508,591	98,850
Total benefits and expenses	2,708,892	2,762,983	54,091
Income before income tax	388,863	334,772	(54,091)
Income tax (benefit) expense	129,067	109,903	(19,164)
Net income	$259,796	$224,869	$(34,927)
Less: Net loss attributable to noncontrolling interests	(445)	(445)	—
Net Income available to PLC's common shareowners	$260,241	$225,314	$(34,927)
Net income available to PLC's common shareowners—basic	$3.01	$2.60	$(0.41)
Net income available to PLC's common shareowners—diluted	$2.97	$2.57	$(0.40)

	For The Year Ended December 31, 2009
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired	$345,569	$277,882	$(67,687)
Other operating expenses	327,700	429,980	102,280
Total benefits and expenses	2,651,248	2,685,841	34,593
Income before income tax	416,778	382,185	(34,593)
Income tax (benefit) expense	145,290	133,048	(12,242)
Net income	$271,488	$249,137	$(22,351)
Less: Net loss attributable to noncontrolling interests	—	—	—
Net Income available to PLC's common shareowners	$271,488	$249,137	$(22,351)
Net income available to PLC's common shareowners—basic	$3.37	$3.10	$(0.27)
Net income available to PLC's common shareowners—diluted	$3.34	$3.07	$(0.27)

Schedule of the effect of the adjustments on the company's cash flow statement due to retrospectively adoption of ASU No. 2010-26

	For The Year Ended December 31, 2011
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$339,315	$315,637	$(23,678)
Amortization of deferred policy acquisition costs and value of business acquired	315,923	264,993	(50,930)
Capitalization of deferred policy acquisition costs	(453,761)	(366,156)	87,605
Deferred income tax	98,890	85,893	(12,997)
Other, net	97,382	97,382	—

Change to net cash (used in) provided by operating activities	$397,749	$397,749	$—

	For The Year Ended December 31, 2010
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$259,796	$224,869	$(34,927)
Amortization of deferred policy acquisition costs and value of business acquired	209,722	164,963	(44,759)
Capitalization of deferred policy acquisition costs	(480,383)	(382,553)	97,830
Deferred income tax	101,317	82,516	(18,801)
Other, net	(8,631)	(7,974)	657

Change to net cash (used in) provided by operating activities	$81,821	$81,821	$—

	For The Year Ended December 31, 2009
	As originally reported	As adjusted	Effect of Change
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$271,488	$249,137	$(22,351)
Amortization of deferred policy acquisition costs and value of business acquired	345,569	277,882	(67,687)
Capitalization of deferred policy acquisition costs	(408,001)	(377,013)	30,988
Deferred income tax	66,651	79,817	13,166
Other, net	88,608	134,492	45,884

Change to net cash (used in) provided by operating activities	$364,315	$364,315	$—

Schedule of balances and changes in DAC
	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of period	$2,124,327	$1,992,246
Capitalization of commissions, sales, and issue expenses	370,830	360,665
Amortization	(215,600)	(93,928)
Change in unrealized investment gains and losses	(59,656)	(134,656)

Balance, end of period	$2,219,901	$2,124,327

Schedule of balances and changes in VOBA
	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of period	$968,253	$943,069
Acquisitions	137,418	75,351
Amortization	(66,163)	(57,797)
Change in unrealized gains and losses	(21,907)	—
Other	10,539	7,630

Balance, end of period	$1,028,140	$968,253

Schedule of expected amortization of VOBA for the next five years

Years	Expected Amortization
(Dollars In Thousands)
2012	$76,152
2013	67,129
2014	59,232
2015	51,455
2016	46,744